N-4	Apr. 21, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERICAN GENERAL LIFE INSURANCE CO
Entity Central Index Key	0000005108
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Corebridge MarketLock Annuity 333-277203
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Strategy Account OptionsThe following is a list of Strategy Account Options currently available under the Contract. We may change the features of the Strategy Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Strategy Account Options, and terminate existing Strategy Account Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.corebridgefinancial.com/rila-renewals-and-rates. Note: If amounts are removed from a Strategy Account Option before the Term End Date, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the Term End Date.See “Allocation Accounts – Strategy Account Options” in the prospectus for a description of the Strategy Account Options’ features. See “Valuing your Investment in a Strategy Account Option – Interim Value” and “Fees, Charges and Adjustments – Adjustments” in the prospectus for more information about Interim Value adjustments.
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
1-Year Term Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	20%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
S&P 500® Index	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
3-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 30%	10%	Lock Buffer Rate	30%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 40%	10%	Lock Buffer Rate	40%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 50%	10%	Lock Buffer Rate	50%	Lock Threshold percentage	N/A
3-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	5%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	20%	Buffer Rate	5%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
MSCI EAFE Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Russell 2000® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction Trigger with Cap*	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Annual Application of Cap and Buffer Cap Secure	10%	Buffer Rate	2%	Cap Secure Rate	Manual
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	10%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	10%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
6-Year Strategy Account Options without Lock Upside Parameter-continued
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	20%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 50%	10%	Lock Buffer Rate	50%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 75%	10%	Lock Buffer Rate	75%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 100%	10%	Lock Buffer Rate	100%	Lock Threshold percentage	N/A
[1] Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return Index.[2]If your Strategy Account Option utilizes a “Point-to-Point” crediting method, the calculation will be based on two Index Values. The Index Change will be calculated using the Index Value on the Term Start Date and Term End Date (unless you exercise a Performance Capture or Lock Threshold is met). The use of a Point-to-Point crediting method results in your Index Credit Rate being calculated at a single point in time, even for a Strategy Account Option with a multi-year Term.*The Strategy Account Option with Dual Direction Trigger with Cap is not available in California.The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer Rate of 1%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next for so long as that Strategy Account Option remains available under the Contract. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Option other than those with Lock Upside Parameter is 10%. We reserve the right to add and remove Strategy Account Options as available investment options. As such, the Buffer Rates offered under the Contract for new Strategy Account Options may change from one Term to the next. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested.The minimum guaranteed rates that may be established under the Contract for each type of limit on Index gain (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%), and Trigger Rate (no lower than 2%). The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	Strategy Account OptionsThe following is a list of Strategy Account Options currently available under the Contract. We may change the features of the Strategy Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Strategy Account Options, and terminate existing Strategy Account Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.corebridgefinancial.com/rila-renewals-and-rates. Note: If amounts are removed from a Strategy Account Option before the Term End Date, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the Term End Date.See “Allocation Accounts – Strategy Account Options” in the prospectus for a description of the Strategy Account Options’ features. See “Valuing your Investment in a Strategy Account Option – Interim Value” and “Fees, Charges and Adjustments – Adjustments” in the prospectus for more information about Interim Value adjustments.
Index-Linked Options Available [Table Text Block]
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
1-Year Term Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	20%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
S&P 500® Index	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
3-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 30%	10%	Lock Buffer Rate	30%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 40%	10%	Lock Buffer Rate	40%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 50%	10%	Lock Buffer Rate	50%	Lock Threshold percentage	N/A
3-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	5%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	20%	Buffer Rate	5%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
MSCI EAFE Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Russell 2000® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction Trigger with Cap*	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Annual Application of Cap and Buffer Cap Secure	10%	Buffer Rate	2%	Cap Secure Rate	Manual
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	10%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	10%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
6-Year Strategy Account Options without Lock Upside Parameter-continued
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	20%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 50%	10%	Lock Buffer Rate	50%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 75%	10%	Lock Buffer Rate	75%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 100%	10%	Lock Buffer Rate	100%	Lock Threshold percentage	N/A

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer Rate of 1%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next for so long as that Strategy Account Option remains available under the Contract. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Option other than those with Lock Upside Parameter is 10%. We reserve the right to add and remove Strategy Account Options as available investment options. As such, the Buffer Rates offered under the Contract for new Strategy Account Options may change from one Term to the next. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested.The minimum guaranteed rates that may be established under the Contract for each type of limit on Index gain (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%), and Trigger Rate (no lower than 2%). The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100.
Corebridge MarketLock Annuity 333-277203 | Cap Rate Return Limit [Member] | Postive Return [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Corebridge MarketLock Annuity 333-277203 | Participation Rate Return Limit [Member] | Postive Return [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	100.00%
Corebridge MarketLock Annuity 333-277203 | Cap Secure | Postive Return [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Corebridge MarketLock Annuity 333-277203 | Trigger | Postive Return [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointCap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointCap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Trigger | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointTrigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Dual Direction With Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Directionwith Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Dual Direction With Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Directionwith Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Dual Direction With Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Directionwith Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 30 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 30%
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	LockBuffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 40 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 40%
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	LockBuffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	40.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 50 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 50%
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	LockBuffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 50 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 50%
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	LockBuffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Dual Direction Trigger With Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Direction Trigger with Cap*
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	Trigger RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Annual Application Of Cap And Buffer Cap Secure | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	AnnualApplication ofCap and BufferCap Secure
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Secure Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Enhanced Participation And Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point Enhanced Participation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	101.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Enhanced Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point Enhanced Participation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	101.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 75 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 75%
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	LockBuffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	75.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 100 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 100%
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	LockBuffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointCap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Cap Rate Return Limit [Member] | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Trigger | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointTrigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Dual Direction With Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Directionwith Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Participation And Cap | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | MSCI EAFE Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | Russell 2000 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic